UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI		01/25/2009
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 82415 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1219 29075.000SH       SOLE                28850.000           225.000
ALTRIA GROUP, INC.             COM              02209S103      389 25825.000SH       SOLE                25650.000           175.000
AMERICAN EXPRESS CO            COM              025816109      835 45000.000SH       SOLE                45000.000
AMERICAN INTERNATIONAL GROUP C COM              026874107      688 438200.000SH      SOLE               438100.000           100.000
APPLE INC                      COM              037833100     1151 13475.000SH       SOLE                13325.000           150.000
AT&T Inc.                      COM              00206R102     1351 47400.000SH       SOLE                47250.000           150.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108      966   10.000 SH       SOLE                   10.000
BIOGEN IDEC INC                COM              09062X103      917 19240.000SH       SOLE                18900.000           340.000
COMERICA INC COM               COM              200340107      291 14650.000SH       SOLE                14450.000           200.000
CONOCOPHILLIPS                 COM              20825C104      992 19150.000SH       SOLE                18950.000           200.000
DOMINOS PIZZA INC              COM              25754A201      561 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      575 19600.000SH       SOLE                19600.000
ENERGY CONVERSION DEVICES      COM              292659109      457 18100.000SH       SOLE                18000.000           100.000
ENSCO INTERNATIONAL INC        COM              26874Q100      909 32000.000SH       SOLE                32000.000
FANNIE MAE                     COM              313586109      848 1114970.000SH     SOLE              1099970.000         15000.000
FLAGSTAR BANCORP INC           COM              337930101       18 25000.000SH       SOLE                25000.000
FORD MOTOR COMPANY             COM              345370860      294 128147.000SH      SOLE               128147.000
FORTUNE BRANDS INC             COM              349631101      912 22075.000SH       SOLE                21860.000           215.000
GENERAL ELEC CO COM            COM              369604103      832 51326.224SH       SOLE                49426.224          1900.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1671 19800.000SH       SOLE                19800.000
GOOGLE                         COM                            1077 3500.000 SH       SOLE                 3500.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1361 16500.000SH       SOLE                16500.000
JOHNSON & JOHNSON COM          COM              478160104      248 4136.000 SH       SOLE                 4136.000
KRAFT FOODS INC-A              COM              50075n104      377 14034.000SH       SOLE                14034.000
LAS VEGAS SANDS CORP           COM              517834107      909 153132.000SH      SOLE               153132.000
MERCK & CO INC COM             COM              589331107     1349 44350.000SH       SOLE                44050.000           300.000
MGM MIRAGE                     COM              552953101      950 69000.000SH       SOLE                69000.000
MICROSOFT CORP COM             COM              594918104      984 50605.000SH       SOLE                48005.000          2600.000
MOODY'S CORP                   COM              615369105      854 42500.000SH       SOLE                42500.000
NOBLE CORP                     COM              G65422100      785 35500.000SH       SOLE                35500.000
NUCOR CORP                     COM              670346105     1225 26500.000SH       SOLE                26500.000
PHILIP MORRIS INTERNATIONAL    COM              718172109      226 5175.000 SH       SOLE                 5000.000           175.000
RESEARCH IN MOTION             COM              760975102     1229 30275.000SH       SOLE                30185.000            90.000
REYNOLDS AMERICAN INC          COM              761713106      976 24200.000SH       SOLE                24200.000
SPRINT CORP                    COM              852061100      826 450950.000SH      SOLE               450350.000           600.000
SUN MICROSYSTEMS INC           COM              866810104      291 76125.000SH       SOLE                76125.000
ZIMMER HOLDINGS INC            COM              98956P102      981 24250.000SH       SOLE                24250.000
DJ U.S. FINANCIAL SERVICES                      464287770      263     5600 SH       SOLE                     5600
RUSSELL 1000 INDEX                              464287622     6117   125163 SH       SOLE                    33413             91750
RUSSELL 1000 VALUE INDEX FUND                   464287598     7162   144625 SH       SOLE                     4620            140005
RUSSELL 2000 SMALL CAP INDEX F                  464287655      885    17962 SH       SOLE                    15967              1995
RUSSELL 2000 VALUE INDEX FUND                   464287630      988    20080 SH       SOLE                    15505              4575
RUSSELL MIDCAP INDEX FUND                       464287499     7248   121364 SH       SOLE                     9459            111905
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     5441   191300 SH       SOLE                    14300            177000
S&P 500 BARRA VALUE INDEX FUND                  464287408     1303    28825 SH       SOLE                    28825
S&P MIDCAP 400                                  464287507      889    16660 SH       SOLE                    16660
S&P MIDCAP 400/BARRA VALUE                      464287705      890    17691 SH       SOLE                    17691
ULTRA BASIC MATERIALS PROSHARE                  74347R776     1434   100000 SH       SOLE                                     100000
ULTRA DOW30 PROSHARES                           74347R305     3992   125000 SH       SOLE                    25000            100000
ULTRA FINANCIALS PROSHARES                      74347R743     1822   302000 SH       SOLE                     2000            300000
ULTRA OIL & GAS PROSHARES                                      434    15000 SH       SOLE                    15000
ULTRA RUSSELL 2000 VALUE PROSH                  74347R479      902    50000 SH       SOLE                                      50000
ULTRA RUSSELL MIDCAP VALUE PRO                  74347R495     1595   100000 SH       SOLE                                     100000
ULTRA S&P500 PROSHARES                                         697    26500 SH       SOLE                    26500
ULTRA TECHNOLOGY PROSHARES                                     430    20000 SH       SOLE                    20000
DFA U.S. LARGE CAP VALUE FUND                   233203827     2858 213094.371SH      SOLE                35074.756        178019.615
DFA U.S. MICRO CAP FUND                         233203504      208 25002.578SH       SOLE                22876.022          2126.556
DFA U.S. SMALL CAP VALUE FUND                   233203819     2418 163567.045SH      SOLE                23876.297        139690.748
MUNROS EUROPEAN MICROCAP FUND  FE                             1484  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             2457  4000000 SH       SOLE                                    4000000